Long-Term Debt - Additional Information - Senior and Convertible Notes (Detail)			1 Months Ended	12 Months Ended
	Jan. 31, 2018	Jan. 26, 2018 USD ($) $ / shares	Jan. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 12, 2022 USD ($)	Jan. 01, 2021 USD ($)	May 31, 2019 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt				$ 680,085,000	$ 605,147,000
Long-term Debt				671,480,000	582,894,000
Interest Expense				68,412,000	89,075,000	$ 111,398,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount											$ 250,000,000
Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate											8.50%
Convertible Debt
Debt Instrument [Line Items]
Carrying amount of long-term debt				$ 112,184,000	$ 112,184,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				75.80%
Convertible Debt | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Convertible Debt | Subsequent Events
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.00%
Debt Instrument, Repurchased Face Amount								$ 85,000,000
Carrying amount of long-term debt							$ 23,400,000		$ 112,200,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.25%	9.25%						9.25%
Debt Instrument, Repurchased Face Amount					$ 6,600,000
Debt Instrument, Repurchase Amount					6,200,000
Carrying amount of long-term debt				$ 243,395,000	243,395,000
Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				104.625%
Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Senior Notes (8.5%) due January 15, 2020 | Fpso Unit [Member]
Debt Instrument [Line Items]
Number of vessels				1
Senior Notes (8.5%) due January 15, 2020 | Subsequent Events
Debt Instrument [Line Items]
Carrying amount of long-term debt									$ 243,400,000
Teekay Parent
Debt Instrument [Line Items]
Carrying amount of long-term debt				$ 355,579,000	355,579,000
Long-term Debt				351,190,000	339,933,000
Interest Expense				$ 33,320,000	37,674,000	46,243,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				75.80%
Asset Impairment Charges				$ 0	$ 123,753,000	$ 103,420,000
Teekay Parent | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000,000
Debt interest rate		5.00%		5.00%	5.00%
Premium on concurrent common stock offering price (as a percentage)	20.00%
Conversion price (in dollars per share) | $ / shares		$ 11.70
Debt Instrument, Repurchased Face Amount					$ 12,800,000
Debt Instrument, Repurchase Amount					10,500,000
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Carrying amount of long-term debt				$ 112,184,000	112,184,000					$ 112,200,000
Convertible Debt				111,400,000						110,600,000
Unamortized Debt Issuance Expense				800,000						1,600,000
Interest Expense				6,400,000
Interest Expense, Debt				5,600,000
Amortization of Debt Issuance Costs				800,000
Teekay Parent | Convertible Debt | Level 2 | Fair Value Asset (Liability)
Debt Instrument [Line Items]
Long-term Debt				111,400,000						$ 101,600,000
Teekay Parent | Convertible Debt | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Teekay Parent | Convertible Debt | Subsequent Events
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount							3,800,000	$ 85,000,000
Carrying amount of long-term debt							$ 23,400,000
Teekay Parent | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount											$ 250,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate											9.25%
Carrying amount of long-term debt				$ 243,395,000	$ 243,395,000
Teekay Parent | Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				104.625%
Teekay Parent | Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
Teekay Parent | Senior Notes (8.5%) due January 15, 2020 | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.25%	9.25%
Teekay Parent | Convertible Senior Notes (5%) due January 2023
Debt Instrument [Line Items]
Debt interest rate				5.00%	5.00%